SUBSEQUENT EVENTS (Details Narrative)	Feb. 09, 2022 USD ($)
Annual cash bonus of base salary date of grant	30.00%
Annual cash bonus of base salary	30.00%
Additional Paid In Capital
Employment agreements base salary	$ 300,000
Retained Earnings (Accumulated Deficit)
Employment agreements base salary	$ 330,000